Balance Sheet (Parenthetical) - The Crypto Company, Inc. [Member]	Jun. 07, 2017 USD ($) $ / shares shares
Investment fair value | $	$ 182,640
Common stock, par value | $ / shares
Common stock, shares authorized	1,000,000
Common Stock, shares issued	727,867
Common Stock, shares outstanding	727,867